United
                    High Income
                    Fund, Inc.

                    SEMIANNUAL
                    REPORT
                    -------------------------------------------
                    For the six months ended September 30, 1999

This report is submitted for the general information of the shareholders of United High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United High Income Fund, Inc. current prospectus.

PRESIDENT'S LETTER
SEPTEMBER 30, 1999



Dear Shareholder:

As president of your Fund, I would like to thank you for your continued confidence as an investor. I especially want to express our appreciation for your confidence during our conversion to a new shareholder accounting system. During this period some of you may have experienced delays in reaching our home office shareholder services staff and we apologize for any inconvenience and frustration you experienced.

Our conversion is now complete. Our new system complies with all of the date requirements for the new millennium. It has the capacity to handle our growing business and its modern structure will allow us to expand our services available to you. We have also added to our telephone line capacity and have doubled the size of our shareholder services staff. We are committed to the goal of providing the best service possible to our shareholders.

With respect to your investment program, while it is impossible to predict the future of the markets, there are some basic principles that we stand by that can help investors achieve their financial goals.

 . Work with your financial advisor to develop a comprehensive financial plan.
  A comprehensive plan can help you pinpoint your financial objectives and identify specific strategies for turning your financial dreams into reality. A financial plan can also help ensure that your investment portfolio is appropriately diversified. It can be one of the best ways to plan for your financial future.
 . Review your financial plan regularly.  Financial planning is an ongoing process that requires periodic reviews to adapt to life's changes.
 . Make regular investments and adopt a long-term investment view. Over the long term, regular contributions to your investments can smooth out the bumps of volatility and enable investors to take advantage of the power of compounding.

Waddell & Reed is positioned to assist you as you work toward your financial goals. We will continue to offer quality investment products and personal service to make the financial planning and investment process convenient and accessible to you. Your financial advisor is ready to assist you in completing your comprehensive financial plan to reach the financial goals that are most important to you.

We look forward to assisting you in the future. If you have any questions about your account, wish to review your financial plan or have other financial issues, please contact your financial advisor or your local Waddell & Reed office. Again, thank you for your continued confidence.

Respectfully,


Robert L. Hechler
President

SHAREHOLDER SUMMARY
--------------------------------------------------------------
UNITED HIGH INCOME FUND, INC.

PORTFOLIO STRATEGY:
Invests generally in       OBJECTIVE:   To seek a high level of
High-Risk, High-Yield                   current income as its
                                        primary goal, with a
                                        secondary goal of
Fixed Income Securities                 capital growth when
                                        consistent with its
Maximum 20% Common Stock                primary goal.

                            STRATEGY:   Invests primarily in a diversified
                                        portfolio of high-yield, high-risk,
                                        fixed income securities.  The Fund may
                                        invest up to 20% of its total assets in
                                        common stock in order to seek capital
                                        growth.

                             FOUNDED:   1979

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY -- Class A Shares


           PER SHARE DATA
For the Six Months Ended September 30, 1999
-------------------------------------------
DIVIDENDS PAID                  $0.40
                                =====
NET ASSET VALUE ON
   9/30/99                      $8.83
   3/31/99                       9.39
                                -----
CHANGE PER SHARE               $(0.56)
                                =====

Past performance is not necessarily indicative of future results.

                              TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
1-year period ended 9-30-99                -2.29%          3.68%
5-year period ended 9-30-99                 7.90%          9.18%
10-year period ended 9-30-99                7.70%          8.34%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1999, United High Income Fund, Inc. had net assets totaling $923,933,598 invested in a diversified portfolio of:

 85.17%  Corporate Debt Securities
  8.67%  Cash and Cash Equivalents
  4.95%  Common and Preferred Stocks and Warrants
  1.21%  Other Government Security

As a shareholder of United High Income Fund, Inc., for every $100 you had invested on September 30, 1999, your Fund owned:

 $41.05  Transportation, Communication, Electric
           and Sanitary Services Bonds
  22.17  Manufacturing Bonds
  13.22  Services Bonds
   8.67  Cash and Cash Equivalents
   7.15  Wholesale and Retail Trade Bonds
   4.95  Common and Preferred Stocks and Warrants
   1.58  Miscellaneous Bonds
   1.21  Other Government Security

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1999
                                            Shares          Value
COMMON AND PREFERRED STOCKS AND WARRANTS
Business Services - 0.50%
 Clear Channel Communications, Inc.*  ..    57,865   $  4,621,967

Cable and Other Pay Television Services - 0.06%
 Adelphia Communications Corporation,
   13.0% Preferred .....................     5,000        565,000

Communication - 1.81%
 Allegiance Telecom, Inc., Warrants (A)*     7,000        560,000
 Cox Communications, Inc., Class A*  ...   100,000      4,175,000
 Crown Castle International Corp.*  ....    60,000      1,123,125
 IXC Communications, Inc.,
   12.5% Preferred* ....................     1,316      1,381,800
 IntelCom Group Inc., Warrants (A)*  ...    20,625        159,844
 Intermedia Communications, Inc.,
   13.5% Preferred* ....................     7,028      6,413,155
 Iridium LLC, Warrants (A)*  ...........     6,500              6
 Microcell Telecommunications Inc.,
   Warrants (A)* .......................    58,000      1,611,066
 OnePoint Communications Corp.,
   Warrants (A)* .......................     4,000          4,000
 Powertel, Inc., Warrants*  ............    16,000        672,000
 Primus Telecommunications Group, Incorporated,
   Warrants* ...........................     5,000        100,000
 VersaTel Telecom International N.V.,
   Warrants (A)* .......................     3,750        468,750
   Total ...............................               16,668,746

Electric, Gas and Sanitary Services - 0.00%
 Consolidated Hydro, Inc.,
   Class B Warrants* ...................     7,578            477
 Consolidated Hydro, Inc.,
   Class C Warrants* ...................     4,919            615
   Total ...............................                    1,092

Food and Kindred Products - 0.54%
 Keebler Foods Company*  ...............   166,500      4,974,188

Food Stores - 0.43%
 Kroger Co. (The)*  ....................   180,000      3,971,250

Nondepository Institutions - 0.38%
 California Federal Preferred Capital
   Corporation, 9.125% Preferred .......   150,000      3,543,750

                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1999

                                            Shares          Value

COMMON AND PREFERRED STOCKS AND
 WARRANTS (Continued)
Paper and Allied Products - 0.08%
 SF Holdings Group, Inc., Class C (A)*      18,900    $       189
 SF Holdings Group, Inc.,
   13.75% Preferred* ...................       200        570,000
 SF Holdings Group, Inc.,
   13.75% Preferred (A)* ...............        44        124,448
   Total ...............................                  694,637

Printing and Publishing - 0.38%
 PRIMEDIA Inc., 10.0% Preferred  .......    35,000      3,552,500

Radio and Television Broadcasting Stations - 0.57%
 Infinity Broadcasting Corporation,
   Class A* ............................   180,000      5,276,250

Wholesale Trade - Nondurable Goods - 0.20%
 U.S. Foodservice*  ....................   104,000      1,872,000

TOTAL COMMON AND PREFERRED STOCKS
 AND WARRANTS - 4.95%                              $   45,741,380
 (Cost: $41,635,857)

                                         Principal
                                         Amount in
                                         Thousands

CORPORATE DEBT SECURITIES
Agricultural Production - Crops - 0.29%
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 ..................   $ 2,550      2,718,938

Amusement and Recreation Services - 4.17%
 Empress Entertainment, Inc.,
   8.125%, 7-1-2006 ....................     1,750      1,732,500
 Hollywood Park, Inc.,
   9.25%, 2-15-2007 ....................     4,000      3,840,000
 MGM Grand, Inc.,
   6.875%, 2-6-2008 ....................     5,000      4,523,300
 Mohegan Tribal Gaming Authority,
   8.75%, 1-1-2009 .....................     4,250      4,165,000
 Premier Parks Inc.:
   9.25%, 4-1-2006 .....................     2,000      1,880,000
   9.75%, 6-15-2007 ....................     5,000      4,750,000

                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Amusement and Recreation Services (Continued)
 Station Casinos, Inc.:
   10.125%, 3-15-2006 ..................   $ 2,500   $  2,562,500
   8.875%, 12-1-2008 ...................    13,000     12,642,500
 Trump Hotels & Casino Resorts
   Holdings, L.P.,
   15.5%, 6-15-2005 ....................     2,500      2,475,000
   Total ...............................               38,570,800

Apparel and Accessory Stores - 0.39%
 Wilsons The Leather Experts Inc.,
   11.25%, 8-15-2004 ...................     3,500      3,578,750

Apparel and Other Textile Products - 0.77%
 Consoltex Group Inc.,
   11.0%, 10-1-2003 ....................     7,000      7,070,000

Auto Repair, Services and Parking - 0.55%
 Avis Rent A Car, Inc.,
   11.0%, 5-1-2009 (A) .................     5,000      5,125,000

Automotive Dealers and Service - 0.32%
 TravelCenters of America, Inc.,
   10.25%, 4-1-2007 ....................     3,000      2,970,000

Building Materials and Garden Supplies - 0.27%
 Central Tractor Farm & Country, Inc.,
   10.625%, 4-1-2007 ...................     2,500      2,500,000

Business Services - 3.90%
 Adams Outdoor Advertising Limited Partnership,
   10.75%, 3-15-2006 ...................     5,000      5,150,000
 Coinmach Corporation,
   11.75%, 11-15-2005 ..................     6,620      7,133,050
 Cybernet Internet Services
   International, Inc., Units,
   14.0%, 7-1-2009 (A)(B) ..............     3,250      3,233,750
 Lamar Advertising Company:
   9.625%, 12-1-2006 ...................     3,000      3,052,500
   8.625%, 9-15-2007 ...................     1,500      1,455,000
 National Equipment Services, Inc.,
   10.0%, 11-30-2004 ...................    11,500     11,270,000
 PSINet Inc.,
   10.0%, 2-15-2005 ....................     5,000      4,781,250
   Total ...............................               36,075,550

                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1999
                                         Principal
                                         Amount in
                                         Thousands          Value
CORPORATE DEBT SECURITIES (Continued)
Cable and Other Pay Television Services - 7.04%
 Adelphia Communications Corporation:
   10.25%, 7-15-2000 ...................     2,250      2,278,125
   9.25%, 10-1-2002 ....................     7,000      7,035,000
   10.5%, 7-15-2004 ....................     4,000      4,130,000
   9.875%, 3-1-2007 ....................     3,000      3,030,000
 Bresnan Communications Group LLC and
   Bresnan Capital Corporation:
   0.0%, 2-1-2009 (C)...................     1,250        818,750
   8.0%, 2-1-2009  .....................     2,500      2,465,625
 CSC Holdings, Inc.,
   8.125%, 8-15-2009 ...................     4,000      4,035,400
 Classic Cable, Inc.,
   9.375%, 8-1-2009 (A) ................     3,250      3,128,125
 Comcast Corporation,
   9.5%, 1-15-2008 .....................     5,250      5,454,697
 Comcast UK Cable Partners Limited,
   0.0%, 11-15-2007 (C) ................     9,000      8,145,000
 Diamond Cable Communications Plc,
   0.0%, 12-15-2005 (C) ................    13,500     12,116,250
 Renaissance Media Group LLC,
   0.0%, 4-15-2008 (C) .................     5,000      3,462,500
 Rifkin Acquisition Partners, L.L.L.P.,
   11.125%, 1-15-2006 ..................     4,000      4,400,000
 Telewest Communications plc,
   0.0%, 4-15-2009 (A)(C) ..............     2,500      1,518,750
 United International Holdings, Inc.,
   0.0%, 2-15-2008 (C) .................     5,000      3,025,000
   Total ...............................               65,043,222

Chemicals and Allied Products - 2.10%
 Chattem, Inc.,
   8.875%, 4-1-2008 ....................     1,500      1,417,500
 Dade International Inc.,
   11.125%, 5-1-2006 ...................     2,500      2,593,750
 Outsourcing Services Group, Inc.,
   10.875%, 3-1-2006 ...................     3,000      2,820,000
 Sterling Chemicals, Inc.,
   12.375%, 7-15-2006 (A) ..............     3,000      2,835,000
 UCC Investors Holding, Inc.,
   10.5%, 5-1-2002 .....................     9,000      9,697,500
   Total ...............................               19,363,750

                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1999
                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication - 22.23%
 Alestra, S.A. de C.V.,
   12.625%, 5-15-2009 (A) ..............   $ 6,500 $    6,175,000
 Allbritton Communications Company,
   9.75%, 11-30-2007 ...................     4,500      4,477,500
 Allegiance Telecom, Inc.,
   0.0%, 2-15-2008 (C) .................     8,550      5,557,500
 Charter Communications Holdings, LLC
   and Charter Communications Holdings
   Capital Corporation,
   8.625%, 4-1-2009 (A) ................    17,000     15,810,000
 Concentric Network Corporation,
   12.75%, 12-15-2007 ..................     4,000      4,030,000
 Crown Castle International Corp.:
   0.0%, 5-15-2011 (C) .................    11,000      6,325,000
   9.0%, 5-15-2011 .....................     4,000      3,750,000
 EchoStar DBS Corporation,
   9.375%, 2-1-2009 ....................    15,500     15,267,500
 Hyperion Telecommunications, Inc.:
   0.0%, 4-15-2003 (C) .................     8,750      7,350,000
   12.25%, 9-1-2004 ....................     2,000      2,100,000
   12.0%, 11-1-2007 ....................     4,500      4,522,500
 ICG Holdings, Inc.,
   0.0%, 9-15-2005 (C) .................     6,250      5,437,500
 ICG Services, Inc.,
   0.0%, 5-1-2008 (C) ..................     4,000      2,220,000
 ITC /\ DeltaCom, Inc.:
   11.0%, 6-1-2007 .....................     2,750      2,887,500
   8.875%, 3-1-2008 ....................     2,400      2,280,000
   9.75%, 11-15-2008 ...................     3,000      2,992,500
 Intercel, Inc.,
   0.0%, 2-1-2006 (C) ..................     5,000      4,337,500
 Intermedia Communications Inc.,
   8.5%, 1-15-2008 .....................     1,000        855,000
 Intermedia Communications of Florida, Inc.,
   0.0%, 5-15-2006 (C)..................     4,500      3,645,000

                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 MetroNet Communications Corp.,
   0.0%, 6-15-2008 (C) .................   $ 7,000   $  5,399,940
 Microcell Telecommunications Inc.,
   0.0%, 6-1-2006 (C) ..................    10,000      8,350,000
 Nextel Communications, Inc.:
   9.75%, 8-15-2004 ....................     6,750      6,800,625
   0.0%, 9-15-2007 (C) .................     7,500      5,531,250
   0.0%, 2-15-2008 (C) .................     6,400      4,464,000
 Nextel Partners, Inc.,
   0.0%, 2-1-2009 (C) ..................    13,000      7,572,500
 NEXTLINK Communications, Inc.,
   10.75%, 6-1-2009 ....................     2,500      2,512,500
 OnePoint Communications Corp.,
   14.5%, 6-1-2008 (A) .................     4,000      2,620,000
 Powertel, Inc.,
   11.125%, 6-1-2007 ...................     1,500      1,567,500
 Primus Telecommunications Group, Incorporated,
   11.75%, 8-1-2004 ....................     5,000      4,912,500
 Qwest Communications International Inc.,
   0.0%, 10-15-2007 (C) ................     2,750      2,180,008
 RSL Communications, Ltd.,
   10.5%, 11-15-2008 ...................    16,250     14,787,500
 Rhythms NetConnections Inc.,
   12.75%, 4-15-2009 (A) ...............     4,000      3,600,000
 Sprint Spectrum L.P.,
   0.0%, 8-15-2006 (C) .................    12,000     11,113,200
 Time Warner Telecom LLC and Time Warner Telecom Inc.,
   9.75%, 7-15-2008 ....................     4,250      4,281,875
 Tritel PCS, Inc.,
   0.0%, 5-15-2009 (A)(C) ..............     4,750      2,660,000
 Triton PCS, Inc.,
   0.0%, 5-1-2008 (C) ..................     3,000      2,010,000
 VersaTel Telecom B.V.,
   11.875%, 7-15-2009 ..................     2,000      1,895,000
 VersaTel Telecom International N.V.,
   13.25%, 5-15-2008 ...................     3,750      3,712,500
 Viatel, Inc.,
   11.5%, 3-15-2009 ....................     3,000      2,835,000
 WinStar Communications, Inc.:
   0.0%, 3-15-2008 (C) .................     3,000      2,610,000
   10.0%, 3-15-2008 ....................     4,750      3,942,500
   Total ...............................              205,378,398

                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Eating and Drinking Places - 1.47%
 Domino's, Inc.,
   10.375%, 1-15-2009 ..................     5,000      4,750,000
 Foodmaker, Inc.,
   8.375%, 4-15-2008 ...................     7,250      6,996,250
 NE Restaurant Company, Inc.,
   10.75%, 7-15-2008 ...................     2,000      1,820,000
   Total ...............................               13,566,250

Electric, Gas and Sanitary Services - 2.99%
 Allied Waste North America, Inc.:
   7.875%, 1-1-2009 ....................    11,000      9,693,750
   10.0%, 8-1-2009 (A) .................     6,250      5,828,125
 Browning Ferris Industries Inc.,
   6.375%, 1-15-2008 ...................     3,500      2,800,000
 El Paso Electric Company,
   9.4%, 5-1-2011 ......................     5,000      5,497,800
 Niagara Mohawk Power Corporation,
   7.25%, 10-1-2002 ....................     3,780      3,807,935
   Total ...............................               27,627,610

Electronic and Other Electric Equipment - 2.16%
 Communications & Power Industries, Inc.,
   12.0%, 8-1-2005 .....................     4,000      3,440,000
 Elgar Holdings, Inc.,
   9.875%, 2-1-2008 ....................     4,000      2,880,000
 Exide Corporation,
   10.0%, 4-15-2005 ....................     1,000        995,000
 Juno Lighting, Inc.,
   11.875%, 7-1-2009 (A) ...............     2,750      2,729,375
 Level 3 Communications, Inc.:
   9.125%, 5-1-2008 ....................     4,500      4,072,500
   0.0%, 12-1-2008 (C) .................    10,500      5,880,000
   Total ...............................               19,996,875

Fabricated Metal Products - 1.85%
 AXIA Incorporated,
   10.75%, 7-15-2008 ...................     1,600      1,512,000
 Falcon Building Products, Inc.,
   0.0%, 6-15-2007 (C) .................     7,000      4,970,000
 Neenah Corporation,
   11.125%, 5-1-2007 ...................    11,250     10,631,250
   Total ...............................               17,113,250

                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Food and Kindred Products - 1.59%
 B & G Foods, Inc.,
   9.625%, 8-1-2007 ....................     4,500      4,173,750
 Fresh Foods, Inc.,
   10.75%, 6-1-2006 ....................     3,350      3,216,000
 Pilgrim's Pride Corporation,
   10.875%, 8-1-2003 ...................     3,500      3,609,375
 Southern Foods Group, L.P.
   and SFG Capital Corporation,
   9.875%, 9-1-2007 ....................     3,450      3,700,125
   Total ...............................               14,699,250

Food Stores - 0.99%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-2004 ....................     5,000      5,062,500
 Pueblo Xtra International, Inc.,
   9.5%, 8-1-2003 ......................     4,750      4,037,500
   Total ...............................                9,100,000

Furniture and Fixtures - 0.43%
 Sealy Mattress Company,
   0.0%, 12-15-2007 (C) ................     6,000      4,005,000

Furniture and Home Furnishings Stores - 0.13%
 Mattress Discounters, Inc., Units,
   12.625%, 7-15-2007 (A)(D) ...........     1,250      1,209,375

Holding and Other Investment Offices - 0.76%
 Grupo Industrial Durango, S.A. de C.V.,
   12.625%, 8-1-2003 ...................     5,000      4,887,500
 LTC Properties, Inc.,
   8.5%, 1-1-2001 (Convertible) ........     3,000      2,092,500
   Total ...............................                6,980,000

Hotels and Other Lodging Places - 3.54%
 CapStar Hotel Company,
   8.75%, 8-15-2007 ....................     2,500      2,275,000
 Coast Hotels and Casinos, Inc.,
   9.5%, 4-1-2009 ......................     5,000      4,725,000
 HMH Properties, Inc.,
   7.875%, 8-1-2008 ....................    15,000     13,387,500
 Lodgian Financing Corp.,
   12.25%, 7-15-2009 (A) ...............     6,000      5,880,000
 Prime Hospitality Corp.:
   9.25%, 1-15-2006 ....................     4,000      4,025,000
   9.75%, 4-1-2007 .....................     2,500      2,400,000
   Total ...............................               32,692,500

                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Industrial Machinery and Equipment - 0.91%
 American Standard Inc.,
   9.25%, 12-1-2016 ....................   $ 1,400   $  1,407,000
 Anchor Lamina Inc. and Anchor Lamina America, Inc.,
   9.875%, 2-1-2008 ....................     1,500      1,320,000
 Terex Corporation,
   8.875%, 4-1-2008 ....................     6,000      5,670,000
   Total ...............................                8,397,000

Instruments and Related Products - 1.06%
 Maxxim Medical, Inc.,
   10.5%, 8-1-2006 .....................     9,250      9,805,000

Insurance Carriers - 0.32%
 LifePoint Hospitals, Inc.,
   10.75%, 5-15-2009 (A) ...............     3,000      2,992,500

Miscellaneous Manufacturing Industries - 0.33%
 Hedstrom Corporation,
   10.0%, 6-1-2007 .....................     3,500      3,010,000

Miscellaneous Retail - 1.52%
 Frank's Nursery & Crafts, Inc.,
   10.25%, 3-1-2008 ....................     5,650      5,367,500
 Michaels Stores, Inc.:
   6.75%, 1-15-2003 (Convertible) ......       500        487,500
   10.875%, 6-15-2006 ..................     7,800      8,229,000
   Total ...............................               14,084,000

Motion Pictures - 1.06%
 AMC Entertainment Inc.,
   9.5%, 3-15-2009 .....................     3,500      2,922,500
 Loews Cineplex Entertainment Corporation,
   8.875%, 8-1-2008 ....................     3,500      3,167,500
 Regal Cinemas, Inc.,
   9.5%, 6-1-2008 ......................     5,500      3,740,000
   Total ...............................                9,830,000

Oil and Gas Extraction - 0.21%
 Canadian Forest Oil Co. Ltd.,
   8.75%, 9-15-2007 ....................     2,000      1,930,000

                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Paper and Allied Products - 1.65%
 Buckeye Cellulose Corporation,
   8.5%, 12-15-2005 ....................   $ 2,750   $  2,681,250
 Container Corporation of America,
   11.25%, 5-1-2004 ....................     3,500      3,640,000
 Mail-Well I Corporation,
   8.75%, 12-15-2008 ...................     5,000      4,800,000
 SF Holdings Group, Inc.,
   0.0%, 3-15-2008 (C) .................     5,750      2,573,125
 Sweetheart Cup Company, Inc.,
   10.5%, 9-1-2003 .....................     1,725      1,552,500
   Total ...............................               15,246,875

Petroleum and Coal Products - 0.50%
 Building Materials Corporation of America,
   8.0%, 12-1-2008 .....................     5,000      4,625,000

Primary Metal Industries - 1.35%
 Commonwealth Aluminum Corporation,
   10.75%, 10-1-2006 ...................     3,000      3,067,500
 ISG Resources, Inc.,
   10.0%, 4-15-2008 ....................     3,000      2,910,000
 Wheeling-Pittsburgh Corporation,
   9.25%, 11-15-2007 ...................     6,750      6,480,000
   Total ...............................               12,457,500

Printing and Publishing - 2.68%
 Big Flower Press Holdings, Inc.,
   8.625%, 12-1-2008 ...................     6,250      6,000,000
 K-III Communications Corporation,
   8.5%, 2-1-2006 ......................     5,000      4,850,000
 Perry-Judd's Incorporated,
   10.625%, 12-15-2007 .................     5,250      4,790,625
 TransWestern Publishing Company LLC and
   TWP Capital Corp. II,
   9.625%, 11-15-2007 ..................     3,000      2,925,000
 World Color Press, Inc.,
   8.375%, 11-15-2008 ..................     6,250      6,171,875
   Total ...............................               24,737,500

                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Radio and Television Broadcasting Stations - 5.59%
 ACME Television, LLC,
   0.0%, 9-30-2004 (C) .................   $ 7,400   $  6,493,500
 American Radio Systems Corporation,
   9.0%, 2-1-2006 ......................     3,250      3,396,250
 Chancellor Media Corporation,
   9.0%, 10-1-2008 .....................     4,000      4,040,000
 Chancellor Media Corporation of Los Angeles,
   8.0%, 11-1-2008 .....................     5,000      4,850,000
 Citadel Broadcasting Company,
   9.25%, 11-15-2008 ...................     2,000      1,960,000
 JCAC, Inc.,
   10.125%, 6-15-2006 ..................     2,000      2,160,000
 LIN Holdings Corp.,
   0.0%, 3-1-2008 (C) ..................     7,000      4,742,500
 LIN Television Corporation,
   8.375%, 3-1-2008 ....................     5,900      5,516,500
 Rogers Communications Inc.,
   9.125%, 1-15-2006 ...................     7,500      7,706,250
 SFX Broadcasting, Inc.,
   10.75%, 5-15-2006 ...................     2,303      2,556,330
 Salem Communications Corporation,
   9.5%, 10-1-2007 .....................     3,425      3,425,000
 Sinclair Broadcast Group, Inc.,
   9.0%, 7-15-2007 .....................     2,500      2,362,500
 Susquehanna Media Co.,
   8.5%, 5-15-2009 (A) .................     2,500      2,462,500
   Total ...............................               51,671,330

Railroad Transportation - 0.21%
 TFM, S.A. de C.V.,
   0.0%, 6-15-2009 (C) .................     3,500      1,925,000

Rubber and Miscellaneous Plastics Products - 2.21%
 AMM Holdings, Inc.,
   0.0%, 7-1-2009 (C) ..................     2,500        840,625
 Furon Company,
   8.125%, 3-1-2008 ....................     1,900      1,790,750
 Globe Manufacturing Corp.,
   10.0%, 8-1-2008 .....................     3,750      2,437,500
 Graham Packaging Company and GPC Capital Corp. I,
   8.75%, 1-15-2008 ....................     7,000      6,580,000
 Graham Packaging Holdings Company
   0.0%, 1-15-2009 (C) .................     1,250        796,875

                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Rubber and Miscellaneous Plastics Products (Continued)
 Home Products International, Inc.,
   9.625%, 5-15-2008 ...................   $ 6,500   $  5,785,000
 LDM Technologies, Inc.,
   10.75%, 1-15-2007 ...................     2,500      2,150,000
   Total ...............................               20,380,750

Textile Mill Products - 0.78%
 Anvil Knitwear, Inc.,
   10.875%, 3-15-2007 ..................     3,500      2,240,000
 Collins & Aikman Products Co.,
   11.5%, 4-15-2006 ....................     3,500      3,307,500
 Glenoit Corporation,
   11.0%, 4-15-2007 ....................     2,500      1,656,250
   Total ...............................                7,203,750

Transportation by Air - 1.21%
 Atlas Air, Inc.,
   9.375%, 11-15-2006 ..................    11,500     11,155,000

Transportation Equipment - 1.80%
 Federal-Mogul Corporation,
   7.875%, 7-1-2010 ....................     7,000      6,377,910
 Safety Components International, Inc.,
   10.125%, 7-15-2007 ..................     6,500      5,265,000
 Westinghouse Air Brake Company (The):
   9.375%, 6-15-2005 ...................     3,000      2,970,000
   9.375%, 6-15-2005 ...................     2,000      2,027,500
   Total ...............................               16,640,410

Transportation Services - 0.53%
 Railworks Corporation,
   11.5%, 4-15-2009 (A) ................     5,000      4,900,000

Trucking and Warehousing - 0.91%
 Iron Mountain Incorporated,
   10.125%, 10-1-2006 ..................     2,500      2,587,500
 Pierce Leahy Corp.,
   9.125%, 7-15-2007 ...................     6,000      5,850,000
   Total ...............................                8,437,500

Water Transportation - 0.34%
 Equimar Shipholdings Ltd.,
   9.875%, 7-1-2007 ....................     5,000      3,100,000

                See Notes to Schedule of Investments on page 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1999

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Wholesale Trade - Durable Goods - 1.47%
 AAi.Fostergrant, Inc.,
   10.75%, 7-15-2006 ...................   $   500  $     205,000
 Federal Data Corporation,
   10.125%, 8-1-2005 ...................     2,500      2,287,500
 Heafner (J.H.) Company, Inc. (The),
   10.0%, 5-15-2008 ....................     8,500      8,245,000
 WESCO Distribution, Inc.,
   9.125%, 6-1-2008 ....................     3,000      2,827,500
   Total ...............................               13,565,000

Wholesale Trade - Nondurable Goods - 0.59%
 Amscan Holdings, Inc.,
   9.875%, 12-15-2007 ..................     3,400      2,771,000
 Core-Mark International, Inc.,
   11.375%, 9-15-2003 ..................     2,800      2,691,500
   Total ...............................                5,462,500

TOTAL CORPORATE DEBT SECURITIES - 85.17%           $  786,941,133
 (Cost: $821,156,225)

OTHER GOVERNMENT SECURITY - 1.21%
Mexico
 United Mexican States,
   9.75%, 4-6-2005 .....................    11,000     11,137,500
 (Cost: $10,995,936)

TOTAL SHORT-TERM SECURITIES - 7.11%                $   65,716,353
 (Cost: $65,716,353)

TOTAL INVESTMENT SECURITIES - 98.44%                 $909,536,366
 (Cost: $939,504,371)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.56%      14,397,232

NET ASSETS - 100.00%                                 $923,933,598

                See Notes to Schedule of Investments on page 18.

UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1999

Notes to Schedule of Investments
 *No income dividends were paid during the preceding 12 months.
(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1999, the value of these securities amounted to $75,635,803 or 8.19% of net assets.
(B) Each unit of Cybernet Internet Services International, Inc. consists of $1,000 principal amount of 14.0% senior notes due 2009 and one warrant to purchase 30.2310693 shares of common stock.
(C) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(D) Each unit of Mattress Discounters, Inc. consists of $1,000 principal amount of 12.625% senior notes due 2007 and one warrant to purchase 4.85 shares of Class A common stock and 0.539 shares of Class L common stock at an exercise price of $0.01 per share.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED HIGH INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999
(In Thousands, Except for Per Share Amounts)

Assets
 Investment securities -- at value
   (Notes 1 and 3) ...............................     $  909,536
 Receivables:
   Dividends and interest ........................         18,884
   Investment securities sold ....................          1,427
   Fund shares sold ..............................          1,057
 Prepaid insurance premium  ......................             57
                                                       ----------
    Total assets  ................................        930,961
                                                       ----------
Liabilities
 Payable for investment securities purchased  ....          3,686
 Payable to Fund shareholders  ...................          2,821
 Accrued service fee (Note 2)  ...................            160
 Accrued transfer agency and dividend
   disbursing (Note 2) ...........................            142
 Due to custodian  ...............................            118
 Accrued distribution fee (Note 2)  ..............             33
 Accrued management fee (Note 2)  ................             15
 Accrued accounting services fee (Note 2)  .......              7
 Other  ..........................................             45
                                                       ----------
    Total liabilities  ...........................          7,027
                                                       ----------
      Total net assets ...........................     $  923,934
                                                       ==========
Net Assets
 $1.00 par value capital stock
   Capital stock .................................     $  104,617
   Additional paid-in capital ....................      1,044,518
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income          2,125
   Accumulated undistributed net realized
    loss on investment transactions  .............       (197,358)
   Net unrealized depreciation in value of
    investments  .................................        (29,968)
                                                       ----------
    Net assets applicable to outstanding
      units of capital ...........................     $  923,934
                                                       ==========
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ........................................          $8.83
 Class Y  ........................................          $8.83
Capital shares outstanding
 Class A  ........................................        104,311
 Class Y  ........................................            306
Capital shares authorized ........................        500,000


                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended SEPTEMBER 30, 1999
(In Thousands)

Investment Income
 Income (Note 1B):
   Interest and amortization .......................      $45,524
   Dividends .......................................        1,074
                                                         --------
    Total income  ..................................       46,598
                                                         --------
 Expenses (Note 2):
   Investment management fee .......................        2,804
   Service fee - Class A ...........................        1,130
   Transfer agency and dividend disbursing - Class A          749
   Distribution fee - Class A ......................          108
   Accounting services fee .........................           44
   Custodian fees ..................................           14
   Audit fees ......................................           12
   Legal fees ......................................            8
   Shareholder servicing - Class Y .................            2
   Other ...........................................          144
                                                         --------
    Total expenses  ................................        5,015
                                                         --------
      Net investment income ........................       41,583
                                                         --------
Realized and Unrealized Loss on
 Investments (Notes 1 and 3)
 Realized net loss on investments  .................      (30,391)
 Unrealized depreciation in value of
   investments during the period ...................      (27,903)
                                                         --------
    Net loss on investments  .......................      (58,294)
                                                         --------
      Net decrease in net assets resulting
       from operations  ............................     $(16,711)
                                                         ========

                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
(Dollars In Thousands)

                                        For the         For the
                                      six months      fiscal year
                                         ended          ended
                                     September 30,      March 31,
                                          1999           1999
Decrease in Net Assets              --------------  -------------
 Operations:
   Net investment income ..........     $   41,583     $   88,331
   Realized net gain (loss) on
    investments  ..................        (30,391)         6,301
   Unrealized depreciation ........        (27,903)      (78,843)
                                        ----------     ----------
    Net increase (decrease) in net assets
      resulting from operations ...        (16,711)        15,789
                                        ----------     ----------
 Dividends to shareholders from
   net investment income (Note 1D):*
   Class A ........................        (41,927)       (86,920)
   Class Y ........................           (119)          (261)
                                        ----------     ----------
                                           (42,046)       (87,181)
                                        ----------     ----------
 Capital share transactions:
   Proceeds from sale of shares:
    Class A (5,781,003 and 11,212,153
      shares, respectively) .......         53,001        107,437
    Class Y (42,584 and 243,388
      shares, respectively) .......            393          2,313
   Proceeds from reinvestment
    of dividends:
    Class A (3,922,792 and
      7,730,209 shares, respectively)       35,730         73,752
    Class Y (13,090 and 27,373
      shares, respectively) .......            119            261
   Payments for shares redeemed:
    Class A (12,869,519 and 21,192,900
      shares, respectively) .......       (117,602)      (203,166)
    Class Y (24,970 and 317,451
      shares, respectively) .......           (229)        (3,016)
                                        ----------     ----------
      Net decrease in net assets
       resulting from capital share
       transactions  ..............        (28,588)       (22,419)
                                        ----------     ----------
       Total decrease  ............        (87,345)       (93,811)
Net Assets
 Beginning of period  .............      1,011,279      1,105,090
                                        ----------     ----------
 End of period, including undistributed
   net investment income of $2,125
   and $2,588, respectively .......     $  923,934     $1,011,279
                                        ==========     ==========
                 *See "Financial Highlights" on pages 22 - 23.
                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                   For the
                  six months  For the fiscal year ended March 31,
                     ended    -----------------------------------
                    9/30/99    1999   1998    1997   1996    1995
                    -------  ------ ------  ------ ------  ------
Net asset value,
 beginning of period  $9.39  $10.04 $ 9.25   $9.09  $8.70   $9.20
                     ------  ------ ------   -----  -----   -----
Income from investment
 operations:
 Net investment
   income ..........   0.39    0.81   0.82    0.80   0.79    0.80
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.55)  (0.66)  0.79    0.16   0.40   (0.51)
                     ------  ------ ------   -----  -----   -----
Total from investment
 operations  .......  (0.16)   0.15   1.61    0.96   1.19    0.29
                     ------  ------ ------   -----  -----   -----
Less dividends
 from net
 investment income .  (0.40)  (0.80) (0.82)  (0.80) (0.80)  (0.79)
                     ------  ------ ------   -----  -----   -----
Net asset value,
 end of period  ....  $8.83  $ 9.39 $10.04   $9.25  $9.09   $8.70
                     ======  ====== ======   =====  =====   =====
Total return* ......  -1.80%   1.70% 18.03%  10.94% 14.16%   3.41%
Net assets, end
 of period (in
 millions)  ........   $921  $1,009 $1,102    $983   $972    $934
Ratio of expenses to
 average net assets    1.03%** 0.94%  0.84%   0.89%  0.85%   0.84%
Ratio of net investment
 income to average
 net assets  .......   8.54%** 8.44%  8.38%   8.68%  8.74%   9.07%
Portfolio turnover
 rate  .............  16.15%  53.19% 63.40%  53.17% 41.67%  18.94%

   *Total return calculated without taking into account the sales load deducted on an initial purchase.
  **Annualized.

                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:


                    For the                               For the
                        six     For the fiscal             period
                     months   year ended March 31,       from 1/4/96*
                      ended  ---------------------        through
                    9/30/99    1999   1998    1997        3/31/96
                    -------  ------ ------  ------       --------
Net asset value,
 beginning of period  $9.39  $10.04 $ 9.25   $9.10          $9.19
                     ------  ------ ------   -----          -----
Income from investment
 operations:
 Net investment
   income ..........   0.40    0.83   0.82    0.81           0.20
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.55)  (0.66)  0.79    0.15          (0.10)
                     ------  ------ ------   -----          -----
Total from investment
 operations ........  (0.15)   0.17   1.61    0.96           0.10
                     ------  ------ ------   -----          -----
Less dividends
 from net
 investment income .  (0.41)  (0.82) (0.82)  (0.81)         (0.19)
                     ------  ------ ------   -----          -----
Net asset value,
 end of period .....  $8.83   $9.39 $10.04   $9.25          $9.10
                     ======  ====== ======   =====          =====
Total return .......  -1.67%   1.90% 18.13%  11.07%          1.00%
Net assets, end of
 period (in
 millions)  ........     $3      $2     $3      $3             $2
Ratio of expenses
 to average net
 assets  ...........   0.79%** 0.74%  0.77%   0.77%          0.80%**
Ratio of net
 investment income
 to average net
 assets  ...........   8.79%** 8.62%  8.46%   8.78%          8.55%**
Portfolio
 turnover rate  ....  16.15%  53.19% 63.40%  53.17%         41.67%**

 *Commencement of operations.
 **Annualized.

                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999

NOTE 1 -- Significant Accounting Policies

     United High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of current income, by investing primarily in a diversified portfolio of high-yield, high-risk fixed income securities, with a secondary objective of capital growth when consistent with the primary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums and post-1984 market discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. As of June 30, 1999, the fee is payable by the Fund at the annual rates of: 0.625% of net assets up to $500 million; 0.60% of net assets over $500 million and up to $1 billion; 0.55% of net assets over $1 billion and up to $1.5 billion; and 0.50% of net assets over $1.5 billion. Prior to June 30, 1999, the fee consisted of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .15% of net assets and
(ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion,
 .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays the fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
          From $    0 to $   10           $      0
          From $   10 to $   25           $ 10,000
          From $   25 to $   50           $ 20,000
          From $   50 to $  100           $ 30,000
          From $  100 to $  200           $ 40,000
          From $  200 to $  350           $ 50,000
          From $  350 to $  550           $ 60,000
          From $  550 to $  750           $ 70,000
          From $  750 to $1,000           $ 85,000
               $1,000 and Over            $100,000

     For Class A shares, the Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $1,040,384, out of which W&R paid sales commissions of $600,430 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $18,263, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $144,165,959, while proceeds from maturities and sales aggregated $186,158,187. Purchases of short-term securities aggregated $4,050,855,487, while proceeds from maturities and sales aggregated $4,056,133,000. No U.S. Government securities were bought or sold during the period ended September 30, 1999.

     For Federal income tax purposes, cost of investments owned at September 30, 1999 was $939,504,371, resulting in net unrealized depreciation of $29,968,005, of which $17,334,888 related to appreciated securities and $47,302,893 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized net capital gain net income of $13,784,884 during its fiscal year ended March 31, 1999, which included the effect of certain losses deferred into the next fiscal year (see discussion below). This capital gain net income was entirely offset by utilization of capital loss carryovers. Remaining capital loss carryovers aggregated $160,249,659 at March 31, 1999 and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $114,024,403 at March 31, 2000; $17,962,753 at March 31, 2003; $20,841,730 at March 31, 2004; and $7,420,773 at March 31, 2005.

     Internal Revenue Code regulations permits the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year (_post-October losses_). From November 1, 1998 through March 31, 1999, the Fund incurred net capital losses of $6,717,770, which have been deferred to the fiscal year ending March 31, 2000.

NOTE 5 -- Multiclass Operations

     The Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Only Class A and Class Y shares were issued during the six months ended September 30, 1999. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United High Income Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United High Income Fund, Inc. (the "Fund") as of September 30, 1999, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended March 31, 1999, and the financial highlights for the six-month period ended September 30, 1999, and for each of the five fiscal years in the period ended March 31, 1999. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of United High Income Fund, Inc. as of September 30, 1999, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended March 31, 1999, and the financial highlights for the six-month period ended September 30, 1999, and for each of the five fiscal years in the period ended March 31, 1999 in conformity with generally accepted accounting principles.





Deloitte & Touche LLP
Kansas City, Missouri
November 5, 1999

                       Shareholder Meeting Results

A special meeting of United High Income Fund, Inc. was held on June 22, 1999. The matters voted upon by the shareholders and the resulting votes for each matter are presented below.

Item 1.        To elect the Board of Directors:

                                                   Broker
                                For    Withhold   Non-Votes*
J. Concannon             57,974,650   1,869,908       0
J. Dillingham            57,977,336   1,867,222       0
D. Gardner               57,905,684   1,938,874       0
L. Graves                57,916,592   1,927,966       0
J. Harroz Jr.            57,907,482   1,937,076       0
J. Hayes                 57,899,583   1,944,975       0
R. Hechler               57,958,897   1,885,661       0
H. Herrmann              57,972,426   1,872,132       0
G. Johnson               57,852,041   1,992,517       0
W. Morgan                57,935,210   1,909,348       0
R. Reimer                57,934,954   1,909,604       0
F. Ross                  57,975,377   1,869,181       0
E. Schwartz              57,968,247   1,876,311       0
K. Tucker                57,967,298   1,877,260       0
F. Vogel                 57,996,599   1,847,959       0

Item 2. To ratify the selection of Deloitte & Touche LLP as the Fund's independent accountants for its current fiscal year:

                                                   Broker
                   For      Against     Abstain   Non-Votes*
            56,903,782      358,312   2,582,464       0

Item 3. To approve or disapprove the amendment to the Fund's investment management agreement with Waddell & Reed Investment Management Company:

                                                    Broker
                   For      Against     Abstain   Non-Votes*
            54,289,302    2,559,616   2,948,203     47,437

Item 4. To approve or disapprove amendment of the Fund's policy regarding securities lending:

                                                    Broker
                   For      Against     Abstain   Non-Votes*
            53,949,874    1,794,628   4,052,619     47,437

Item 5. To approve or disapprove the Fund's Articles of Incorporation to change the par value of Fund shares to $0.001:

                                                    Broker
                   For      Against     Abstain   Non-Votes*
            53,170,375    1,732,604   4,940,873       706

*Broker Non-Votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, Menlo Park, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin

OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Helge K. Lee, Vice President and Secretary
Louise D. Rieke, Vice President


To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The United Group of Mutual Funds

United Accumulative Fund
United Asset Strategy Fund, Inc.
United Bond Fund
United Cash Management, Inc.
United Continental Income Fund, Inc.
United Government Securities Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Income Fund
United International Growth Fund, Inc.
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United New Concepts Fund, Inc.
United Retirement Shares, Inc.
United Science and Technology Fund
United Small Cap Fund, Inc.
United Vanguard Fund, Inc.

















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

NUR1009sA(9-99)

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